Note 10 - Deposits (Detail) - Scheduled Maturities of Time Deposits (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 239,810
2014	69,766
2015	31,135
2016	22,614
2017	13,041
2018 and thereafter	5
Total	$ 376,371